Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current Assets:
Cash and cash equivalents	$ 282,894	$ 341,855	$ 183,416	$ 145,857
Accounts receivable, net of allowances of $2,003 and $1,586	58,331	41,246
Content library	177,409	142,386
Deferred income taxes	7,187	84,228
Prepaid expenses and other current assets	29,686	25,274
Total current assets	555,507	634,989
Property and equipment, net	586,124	499,178
Notes receivable	26,731	24,374
Deferred income taxes	1,373	647
Goodwill and other intangible assets	344,063	274,583
Other long-term assets	47,927	17,066
Total assets	1,561,725	1,450,837
Current Liabilities:
Accounts payable	250,588	175,550
Accrued payable to retailers	138,413	127,450
Other accrued liabilities	146,125	148,996
Current portion of long-term debt	15,529	13,986
Current portion of capital lease obligations	13,350	12,057
Total current liabilities	564,005	478,039
Long-term debt and other long-term liabilities	341,179	359,288
Capital lease obligations	15,702	11,768
Deferred tax liabilities	91,751	87,840
Total liabilities	1,012,637	936,935
Commitments and contingencies (Note 19)
Stockholders' Equity:
Preferred stock, $0.001 par value - 5,000,000 shares authorized; no shares issued or outstanding	0	0
Common stock, $0.001 par value - 60,000,000 authorized; 35,797,592 and 35,251,932 shares issued; 28,626,323 and 30,879,778 shares outstanding	504,881	481,249
Treasury stock	(293,149)	(153,425)
Retained earnings	338,979	188,749
Accumulated comprehensive loss	(1,623)	(2,671)
Total stockholders' equity	549,088	513,902	426,009	395,278
Total liabilities and stockholders' equity	$ 1,561,725	$ 1,450,837